INVESTMENT OPERATIONS (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Major categories of net investment income
Fixed maturities									$ 1,416,861,000	$ 1,302,226,000	$ 1,305,738,000
Equity securities									21,274,000	18,516,000	21,700,000
Mortgage loans									336,542,000	311,253,000	249,849,000
Investment real estate									3,459,000	3,180,000	3,666,000
Short-term investments									69,791,000	72,803,000	110,198,000
Investment income before other investment expenses									1,847,927,000	1,707,978,000	1,691,151,000
Other investment expenses									27,284,000	24,302,000	26,115,000
Net investment income	464,719,000	462,926,000	448,785,000	444,213,000	419,631,000	429,548,000	422,500,000	411,997,000	1,820,643,000	1,683,676,000	1,665,036,000
Net realized investment gains (losses) for all other investments
Fixed maturities									80,180,000	50,056,000	5,323,000
Equity securities									9,194,000	6,488,000	14,312,000
Impairments on fixed maturity securities									(47,442,000)	(39,696,000)	(160,473,000)
Impairments on equity securities										(1,814,000)	(19,572,000)
Modco trading portfolio									164,224,000	109,399,000	285,178,000
Other investments									(18,683,000)	(11,577,000)	(4,619,000)
Total realized gains (losses) - investments									187,473,000	112,856,000	120,149,000
Gross realized gains on investments available-for-sale (fixed maturities, equity securities, and short-term investments)									104,800,000	98,200,000	41,600,000
Gross realized losses									62,100,000	82,900,000	196,200,000
Impairment losses on investments available-for-sale									46,700,000	41,300,000	174,200,000
Impairment losses in the trading portfolio									700,000	300,000
Gains on securities that have recovered in value as the issuer exited bankruptcy									6,900,000
Gains recognized on the sale of Federal National Mortgage Association preferred									1,200,000
Fair value (proceeds) of securities in an unrealized gain position sold									2,200,000,000	2,900,000,000	2,200,000,000
Gain realized on the sale of securities in an unrealized gain position									104,800,000	98,200,000	41,600,000
Fair value (proceeds) of securities in an unrealized loss position sold									264,000,000	705,500,000	302,100,000
Loss realized on the sale of securities in an unrealized loss position									15,400,000	41,600,000	22,000,000
Investment operations
Impairments related to European holdings									28,600,000
Total securities	2,068,700,000								2,068,700,000
Total Gross Funded Exposure	2,072,500,000								2,072,500,000
United Kingdom
Investment operations
Total securities	719,300,000								719,300,000
Switzerland
Investment operations
Total securities	324,600,000								324,600,000
France
Investment operations
Total securities	205,700,000								205,700,000
Sweden
Investment operations
Total securities	163,500,000								163,500,000
Netherlands
Investment operations
Total securities	148,300,000								148,300,000
Spain
Investment operations
Total securities	117,700,000								117,700,000
Belgium
Investment operations
Total securities	103,100,000								103,100,000
Germany
Investment operations
Total securities	94,100,000								94,100,000
Derivatives	3,800,000								3,800,000
Ireland
Investment operations
Total securities	87,500,000								87,500,000
Luxembourg
Investment operations
Total securities	50,100,000								50,100,000
Italy
Investment operations
Total securities	40,900,000								40,900,000
Norway
Investment operations
Total securities	13,900,000								13,900,000
Non-sovereign Debt | Financial
Investment operations
Total securities	951,700,000								951,700,000
Total Gross Funded Exposure	955,500,000								955,500,000
Non-sovereign Debt | Financial | United Kingdom
Investment operations
Total securities	372,100,000								372,100,000
Non-sovereign Debt | Financial | Switzerland
Investment operations
Total securities	131,000,000								131,000,000
Non-sovereign Debt | Financial | France
Investment operations
Total securities	127,400,000								127,400,000
Non-sovereign Debt | Financial | Sweden
Investment operations
Total securities	163,500,000								163,500,000
Non-sovereign Debt | Financial | Netherlands
Investment operations
Total securities	81,900,000								81,900,000
Non-sovereign Debt | Financial | Spain
Investment operations
Total securities	38,700,000								38,700,000
Non-sovereign Debt | Financial | Germany
Investment operations
Total securities	31,800,000								31,800,000
Derivatives	3,800,000								3,800,000
Non-sovereign Debt | Financial | Ireland
Investment operations
Total securities	5,300,000								5,300,000
Non-sovereign Debt | Non-financial
Investment operations
Total securities	1,117,000,000								1,117,000,000
Total Gross Funded Exposure	1,117,000,000								1,117,000,000
Non-sovereign Debt | Non-financial | United Kingdom
Investment operations
Total securities	347,200,000								347,200,000
Non-sovereign Debt | Non-financial | Switzerland
Investment operations
Total securities	193,600,000								193,600,000
Non-sovereign Debt | Non-financial | France
Investment operations
Total securities	78,300,000								78,300,000
Non-sovereign Debt | Non-financial | Netherlands
Investment operations
Total securities	66,400,000								66,400,000
Non-sovereign Debt | Non-financial | Spain
Investment operations
Total securities	79,000,000								79,000,000
Non-sovereign Debt | Non-financial | Belgium
Investment operations
Total securities	103,100,000								103,100,000
Non-sovereign Debt | Non-financial | Germany
Investment operations
Total securities	62,300,000								62,300,000
Non-sovereign Debt | Non-financial | Ireland
Investment operations
Total securities	82,200,000								82,200,000
Non-sovereign Debt | Non-financial | Luxembourg
Investment operations
Total securities	50,100,000								50,100,000
Non-sovereign Debt | Non-financial | Italy
Investment operations
Total securities	40,900,000								40,900,000
Non-sovereign Debt | Non-financial | Norway
Investment operations
Total securities	$ 13,900,000								$ 13,900,000